UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-1236

                            Scudder Total Return Fund
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  1/31/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Total Return Fund
Investment Portfolio as of January 31, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------

                                                                                   Shares            Value ($)
                                                                               -------------------------------


Common Stocks 57.8%
Consumer Discretionary 7.2%
Auto Components 0.0%
Tenneco Automotive, Inc.*                                                          38,400             619,776
                                                                                                 ------------
Automobiles 0.5%
Harley-Davidson, Inc.                                                             123,200           7,405,552
Monaco Coach Corp.                                                                 41,800             773,718
                                                                                                 ------------
                                                                                                    8,179,270

Distributors 0.0%
Handleman Co.                                                                       9,900             192,555
                                                                                                 ------------
Hotels Restaurants & Leisure 1.1%
Alliance Gaming Corp.*                                                             80,000             797,600
Ameristar Casinos, Inc.                                                            12,300             537,879
California Pizza Kitchen, Inc.*                                                    27,800             706,398
CEC Entertainment, Inc.*                                                           34,600           1,354,244
International Game Technology                                                     151,200           4,732,560
Jack in the Box, Inc.*                                                              5,900             204,022
McDonald's Corp.                                                                  163,500           5,295,765
Red Robin Gourmet Burgers, Inc.*                                                    7,000             330,750
YUM! Brands, Inc.                                                                 113,500           5,260,725
                                                                                                 ------------
                                                                                                   19,219,943

Household Durables 0.2%
American Greetings Corp., "A"                                                      50,300           1,214,242
American Woodmark Corp.                                                             2,800             116,144
Fortune Brands, Inc.                                                               29,000           2,435,420
Hooker Furniture Corp.                                                             12,300             286,959
                                                                                                 ------------
                                                                                                    4,052,765

Internet & Catalog Retail 0.2%
eBay, Inc.*                                                                        47,800           3,895,700
J. Jill Group, Inc.*                                                               42,800             618,888
                                                                                                 ------------
                                                                                                    4,514,588

Leisure Equipment & Products 0.1%
Arctic Cat, Inc.                                                                   21,700             550,095
RC2 Corp.*                                                                         15,000             434,250
SCP Pool Corp.                                                                     12,300             365,556
                                                                                                 ------------
                                                                                                    1,349,901

Media 1.3%
Catalina Marketing Corp.                                                           38,800             997,160
Comcast Corp., "A"*                                                               129,300           4,087,173
McGraw-Hill Companies, Inc.                                                        69,700           6,307,850
Mediacom Communications Corp., "A"*                                                10,200              60,996
Omnicom Group, Inc.                                                                81,700           6,935,513
R.H. Donnelley Corp.*                                                              20,000           1,184,000
Salem Communications Corp., "A"*                                                   12,200             271,328
Viacom, Inc., "B"                                                                 117,804           4,398,801
                                                                                                 ------------
                                                                                                   24,242,821

Multiline Retail 1.4%
Family Dollar Stores, Inc.                                                        259,400           8,676,930
Kirkland's, Inc.*                                                                   9,500              98,705
Kohl's Corp.*                                                                      43,900           2,063,739
May Department Stores Co.                                                         137,800           4,671,420
Target Corp.                                                                      194,700           9,884,919
                                                                                                 ------------
                                                                                                   25,395,713

Specialty Retail 2.2%
Aeropostale, Inc.*                                                                 27,400             761,446
Bed Bath & Beyond, Inc.*                                                           37,500           1,510,875
Bombay Co., Inc.*                                                                  20,100             118,188
Cato Corp., "A"                                                                    33,400           1,015,360
Charming Shoppes, Inc.*                                                            64,100             532,030
Dick's Sporting Goods, Inc.*                                                       20,100             683,400
Home Depot, Inc.                                                                   32,550           1,343,013
Limited Brands, Inc.                                                              281,500           6,671,550
Lowe's Companies, Inc.                                                            210,800          12,013,492
Party City Corp.*                                                                   8,400             107,604
RadioShack Corp.                                                                   76,000           2,517,120
Sherwin-Williams Co.                                                              159,100           6,873,120
Stage Stores, Inc.*                                                                18,900             747,117
Staples, Inc.                                                                     101,600           3,326,384
Stein Mart, Inc.*                                                                  45,700             901,661
Too, Inc.*                                                                         13,800             374,808
Trans World Entertainment Corp.*                                                   17,900             224,645
                                                                                                 ------------
                                                                                                   39,721,813

Textiles, Apparel & Luxury Goods 0.2%
Cherokee, Inc.                                                                      6,800             233,716
Guess?, Inc.*                                                                      50,000             710,000
Phillips-Van Heusen Corp.                                                           4,500             122,445
Skechers USA, Inc., "A"*                                                           50,800             744,220
Wolverine World Wide, Inc.                                                         35,000           1,100,050
                                                                                                 ------------
                                                                                                    2,910,431

Consumer Staples 5.1%
Beverages 0.6%
Boston Beer Co., Inc., "A"*                                                         6,100             144,082
PepsiCo, Inc.                                                                     206,300          11,078,310
                                                                                                 ------------
                                                                                                   11,222,392

Food & Staples Retailing 1.2%
Nash-Finch Co.                                                                     14,800             617,086
Pantry, Inc.*                                                                      26,500             761,875
Wal-Mart Stores, Inc.                                                             252,600          13,236,240
Walgreen Co.                                                                      141,200           6,016,532
                                                                                                 ------------
                                                                                                   20,631,733

Food Products 2.0%
ConAgra Foods, Inc.                                                               265,400           7,829,300
Dean Foods Co.*                                                                    48,300           1,701,609
General Mills, Inc.                                                               199,700          10,582,103
Hershey Foods Corp.                                                                61,900           3,620,531
Kellogg Co.                                                                        82,800           3,696,192
Lance, Inc.                                                                        31,400             544,162
Sara Lee Corp.                                                                    326,400           7,663,872
                                                                                                 ------------
                                                                                                   35,637,769

Household Products 1.3%
Colgate-Palmolive Co.                                                              73,100           3,840,674
Kimberly-Clark Corp.                                                              149,800           9,813,398
Procter & Gamble Co.                                                              188,200          10,017,886
                                                                                                 ------------
                                                                                                   23,671,958

Personal Products 0.0%
Elizabeth Arden, Inc.*                                                              8,600             203,562
                                                                                                 ------------
Energy 5.5%
Energy Equipment & Services 1.2%
Baker Hughes, Inc.                                                                127,800           5,533,740
Nabors Industries Ltd.*                                                           104,200           5,251,680
Offshore Logistics, Inc.*                                                          17,800             567,998
Schlumberger Ltd.                                                                  94,500           6,429,780
Transocean, Inc.*                                                                  61,700           2,714,800
Unit Corp.*                                                                         4,700             171,738
                                                                                                 ------------
                                                                                                   20,669,736

Oil & Gas 4.3%
Berry Petroleum Co.,  "A"                                                           9,600             519,744
BP PLC, (ADR)                                                                      93,800           5,592,356
Burlington Resources, Inc.                                                        130,500           5,704,155
Callon Petroleum Co.*                                                              31,100             454,371
ChevronTexaco Corp.                                                               198,900          10,820,160
Cimarex Energy Co.*                                                                34,900           1,265,125
Comstock Resources, Inc.*                                                          53,000           1,243,380
ConocoPhillips                                                                    124,600          11,561,634
Denbury Resources, Inc.*                                                           27,400             800,080
Devon Energy Corp.                                                                159,200           6,474,664
EOG Resources, Inc.                                                                80,100           5,947,425
ExxonMobil Corp.                                                                  261,300          13,483,080
Meridian Resource Corp.*                                                           94,100             499,671
Overseas Shipholding Group, Inc.                                                   23,400           1,305,954
Remington Oil & Gas Corp.*                                                         42,700           1,248,975
Royal Dutch Petroleum Co., (NY Shares)                                            121,400           7,098,258
Southwestern Energy Co.*                                                           12,900             661,770
Tesoro Petroleum Corp.*                                                            25,800             821,472
Vintage Petroleum, Inc.                                                            47,800           1,157,238
Whiting Petroleum Corp.*                                                           40,800           1,424,736
                                                                                                 ------------
                                                                                                   78,084,248

Financials 10.5%
Banks 4.3%
AmSouth Bancorp.                                                                  183,400           4,573,996
Bank Mutual Corp.                                                                  17,900             216,232
Bank of America Corp.                                                             372,100          17,254,277
Bank of the Ozarks, Inc.                                                            2,800              94,332
BankUnited Financial Corp., "A"*                                                    5,200             151,736
Banner Corp.                                                                        7,500             221,850
BB&T Corp.                                                                        121,100           4,779,817
Cathay General Bancorp.                                                             3,200             116,256
Central Pacific Financial Corp.                                                     7,500             275,250
Chemical Financial Corp.                                                            4,410             163,611
Citizens Banking Corp.                                                              1,100              34,386
CoBiz, Inc.                                                                         3,400              69,292
Community Bank System, Inc.                                                         7,300             174,105
Corus Bankshares, Inc.                                                              2,100             105,420
CVB Financial Corp.                                                                21,500             416,670
Dime Community Bancshares                                                          12,700             208,915
Downey Financial Corp.                                                             11,400             727,320
East West Bancorp., Inc.                                                           12,200             475,068
Fidelity Bancshares, Inc.                                                           5,400             145,233
First BanCorp.                                                                     18,900           1,022,301
First Bancorp.                                                                      1,800              46,620
First Charter Corp.                                                                 3,300              75,735
First Community Bancorp.                                                            3,600             153,216
First Indiana Corp.                                                                 1,900              44,669
First Merchants Corp.                                                               2,000              51,820
First Midwest Bancorp., Inc.                                                        7,100             244,950
First Niagara Financial Group, Inc.                                                15,000             204,750
FirstFed Financial Corp.*                                                          19,100           1,016,120
FNB Corp.                                                                          20,800             411,424
Frontier Financial Corp.                                                            3,200             123,024
Hanmi Financial Corp.                                                              15,100             536,503
Harbor Florida Bancshares, Inc.                                                    10,900             370,600
Independent Bank Corp.                                                              4,100             121,155
Integra Bank Corp.                                                                  4,300              96,750
MAF Bancorp., Inc.                                                                  1,900              83,904
MBT Financial, Inc.                                                                 2,100              83,349
National City Corp.                                                               146,200           5,197,410
National Penn Bancshares, Inc.                                                      9,600             248,352
NetBank, Inc.                                                                      43,800             418,290
Pacific Capital Bancorp.                                                            6,600             202,488
PFF Bancorp., Inc.                                                                  8,400             360,696
PNC Financial Services Group                                                      175,300           9,443,411
Prosperity Bancshares, Inc.                                                         6,200             172,236
Provident Bankshares Corp.                                                          7,300             241,411
Republic Bancorp., Inc.                                                            37,400             533,698
Republic Bancorp., Inc., "A"                                                        1,700              46,325
Sandy Spring Bancorp., Inc.                                                         1,700              62,637
Silicon Valley Bancshares*                                                         27,700           1,208,828
Simmons First National Corp., "A"                                                   1,300              35,269
Southwest Bancorp. of Texas, Inc.                                                  26,900             531,813
Sterling Bancshares, Inc.                                                          36,500             536,185
Sterling Financial Corp.*                                                           2,300              86,250
SunTrust Banks, Inc.                                                               74,600           5,372,692
Texas Capital Bancshares, Inc.*                                                     9,300             220,503
TierOne Corp.                                                                       4,400             111,540
TriCo Bancshares                                                                    1,600              35,248
TrustCo Bank Corp. New York                                                         7,600              94,924
Trustmark Corp.                                                                    14,100             390,147
Umpqua Holdings Corp.                                                              14,400             349,632
United Community Banks, Inc.                                                        4,600             119,462
US Bancorp.                                                                       255,300           7,671,765
Wachovia Corp.                                                                    137,300           7,530,905
WesBanco, Inc.                                                                      6,000             168,960
West Coast Bancorp.                                                                 2,600              63,128
Westamerica Bancorp.                                                               12,200             633,424
Wintrust Financial Corp.                                                           13,300             737,884
WSFS Financial Corp.                                                                2,400             137,208
                                                                                                 ------------
                                                                                                   77,853,377

Capital Markets 1.4%
Bear Stearns Companies, Inc.                                                       61,400           6,205,084
Goldman Sachs Group, Inc.                                                          44,000           4,745,400
Investment Technology Group, Inc.*                                                 15,200             302,632
Lehman Brothers Holdings, Inc.                                                     30,000           2,735,700
Merrill Lynch & Co., Inc.                                                         127,100           7,634,897
Morgan Stanley                                                                     79,700           4,460,012
                                                                                                 ------------
                                                                                                   26,083,725

Consumer Finance 0.3%
American Express Co.                                                               95,000           5,068,250
Cash America International, Inc.                                                    3,800             108,680
Encore Capital Group, Inc.*                                                         6,400             128,576
                                                                                                 ------------
                                                                                                    5,305,506

Diversified Financial Services 2.5%
Accredited Home Lenders Holding Co.*                                               23,300           1,131,914
Citigroup, Inc.                                                                   435,729          21,372,507
Fannie Mae                                                                         88,800           5,734,704
Freddie Mac                                                                        83,300           5,438,657
JPMorgan Chase & Co.                                                              321,400          11,997,862
                                                                                                 ------------
                                                                                                   45,675,644

Insurance 1.4%
AFLAC, Inc.                                                                       112,300           4,436,973
Allstate Corp.                                                                    131,300           6,622,772
American International Group, Inc.                                                162,200          10,752,238
Commerce Group, Inc.                                                                9,200             600,852
LandAmerica Financial Group, Inc.                                                  12,000             617,280
Selective Insurance Group, Inc.                                                     2,900             125,193
Stewart Information Services Corp.                                                  5,200             209,612
Zenith National Insurance Corp.                                                    24,900           1,177,023
                                                                                                 ------------
                                                                                                   24,541,943

Real Estate 0.6%
American Financial Realty Trust, (REIT)                                            11,700             176,085
Amli Residential Properties Trust, (REIT)                                          12,200             355,264
CarrAmerica Realty Corp., (REIT)                                                   20,200             613,070
Colonial Properties Trust, (REIT)                                                   5,400             196,020
Commercial Net Lease Realty, (REIT)                                                20,800             390,000
Cornerstone Realty Income Trust, Inc., (REIT)                                      28,400             272,924
Corporate Office Properties Trust, (REIT)                                          19,100             491,443
Cousins Properties, Inc., (REIT)                                                   15,500             469,495
EastGroup Properties, Inc., (REIT)                                                  5,200             188,188
Entertainment Properties Trust, (REIT)                                              2,900             122,119
Essex Property Trust, Inc., (REIT)                                                  8,300             597,185
Gables Residential Trust, (REIT)                                                   14,700             491,862
Healthcare Realty Trust, Inc., (REIT)                                              17,100             623,637
Heritage Property Investment Trust, (REIT)                                         13,500             397,440
Highwoods Properties, Inc., (REIT)                                                 23,100             565,950
Innkeepers USA Trust, (REIT)                                                        7,900             106,650
Kilroy Realty Corp., (REIT)                                                        13,700             535,396
Lexington Corporate Properties Trust, (REIT)                                       24,200             517,880
Nationwide Health Properties, Inc., (REIT)                                         27,400             594,306
Newcastle Investment Corp., (REIT)                                                 13,800             417,312
Novastar Financial, Inc., (REIT)                                                    7,800             359,346
OMEGA Healthcare Investors, Inc., (REIT)                                            7,100              79,662
Parkway Properties, Inc., (REIT)                                                    7,200             334,800
Pennsylvania Real Estate Investment Trust, (REIT)                                   6,100             244,122
Prentiss Properties Trust, (REIT)                                                  16,300             584,029
Senior Housing Properties Trust, (REIT)                                            23,300             385,615
Sun Communities, Inc., (REIT)                                                       9,500             352,450
Town & Country Trust, (REIT)                                                        6,700             172,056
Washington Real Estate Investment Trust, (REIT)                                    16,900             511,732
                                                                                                 ------------
                                                                                                   11,146,038

Health Care 9.5%
Biotechnology 1.4%
Amgen, Inc.*                                                                       40,000           2,489,600
Biogen Idec, Inc.*                                                                 70,500           4,579,680
deCODE genetics, Inc.*                                                             31,900             229,999
Genentech, Inc.*                                                                  200,000           9,542,000
Gilead Sciences, Inc.*                                                            178,400           5,905,040
ImmunoGen, Inc.*                                                                   14,200              98,974
Medarex, Inc.*                                                                     61,500             584,865
Nabi Biopharmaceuticals*                                                           32,100             414,411
Regeneron Pharmaceuticals, Inc.*                                                   38,000             273,600
Serologicals Corp.*                                                                 6,700             158,388
Third Wave Technologies*                                                           69,800             501,164
                                                                                                 ------------
                                                                                                   24,777,721

Health Care Equipment & Supplies 2.6%
Align Technology, Inc.*                                                            56,200             486,692
Alliance Imaging, Inc.*                                                            45,100             602,536
American Medical Systems Holdings, Inc.*                                           22,000             863,940
Baxter International, Inc.                                                        442,500          14,938,800
Biosite, Inc.*                                                                      5,300             307,400
Boston Scientific Corp.*                                                          125,000           4,132,500
C.R. Bard, Inc.                                                                    50,100           3,396,780
Closure Medical Corp.*                                                              8,400             166,656
Haemonetics Corp.*                                                                 32,900           1,278,823
Hospira, Inc.*                                                                     18,150             524,354
Immucor, Inc.*                                                                     18,750             573,937
Medtronic, Inc.                                                                   125,800           6,603,242
Palomar Medical Technologies, Inc.*                                                39,300             982,500
PolyMedica Corp.                                                                   21,600             808,488
SurModics, Inc.*                                                                   10,600             311,322
Ventana Medical Systems, Inc.*                                                      9,400             632,432
Waters Corp.*                                                                      51,100           2,507,988
West Pharmaceutical Services, Inc.                                                  5,500             143,550
Zimmer Holdings, Inc.*                                                            103,000           8,121,550
                                                                                                 ------------
                                                                                                   47,383,490

Health Care Providers & Services 1.0%
Allscripts Healthcare Solutions, Inc.*                                             19,400             203,312
Amedisys, Inc., "L"*                                                                9,600             288,960
Centene Corp.*                                                                     25,900             868,945
Cerner Corp.*                                                                      17,000             845,750
Chemed Corp.                                                                       13,000             931,060
Genesis HealthCare Corp.*                                                           3,200             110,976
IDX Systems Corp.*                                                                  5,600             173,712
Lifeline Systems, Inc.*                                                             5,400             147,366
MedCath Corp.*                                                                     18,800             438,792
Merge Technologies, Inc.*                                                           8,300             153,965
Option Care, Inc.                                                                  47,400             819,546
PAREXEL International Corp.*                                                        8,600             203,992
PDI, Inc.*                                                                         22,000             439,560
Per-Se Technologies, Inc.*                                                         13,000             189,800
RehabCare Group, Inc.*                                                              6,700             181,034
Res-Care, Inc.*                                                                    44,800             712,768
SFBC International, Inc.*                                                          10,600             415,626
UnitedHealth Group, Inc.                                                          133,700          11,885,930
                                                                                                 ------------
                                                                                                   19,011,094

Pharmaceuticals 4.5%
Abbott Laboratories                                                               361,900          16,292,738
Alpharma, Inc., "A"                                                                48,500             729,925
Bradley Pharmaceuticals, Inc.*                                                     37,700             542,503
Bristol-Myers Squibb Co.                                                          436,800          10,238,592
Connetics Corp.*                                                                   35,800             874,236
Eli Lilly & Co.                                                                    59,000           3,200,160
First Horizon Pharmaceutical Corp.*                                                19,900             355,812
Johnson & Johnson                                                                 368,862          23,865,371
Kos Pharmaceuticals, Inc.*                                                         17,800             587,756
Pfizer, Inc.                                                                      620,275          14,985,844
POZEN, Inc.*                                                                       45,500             350,805
Rigel Pharmaceuticals, Inc.*                                                       21,800             418,342
United Therapeutics Corp.*                                                         20,400             870,468
USANA Health Sciences, Inc.*                                                        5,100             185,538
Valeant Pharmaceuticals International                                              32,300             806,531
Wyeth                                                                             179,400           7,109,622
                                                                                                 ------------
                                                                                                   81,414,243

Industrials 6.4%
Aerospace & Defense 1.2%
DRS Technologies, Inc.*                                                            25,300           1,027,180
Honeywell International, Inc.                                                     282,800          10,175,144
Moog, Inc., "A"*                                                                    2,400             104,376
Teledyne Technologies, Inc.*                                                       28,200             847,974
United Technologies Corp.                                                          96,400           9,705,552
                                                                                                 ------------
                                                                                                   21,860,226

Air Freight & Logistics 0.3%
FedEx Corp.                                                                        63,900           6,112,035
                                                                                                 ------------
Airlines 0.1%
America West Holdings Corp., "B"*                                                  31,000             155,310
Frontier Airlines, Inc.*                                                           53,900             457,072
Pinnacle Airlines Corp.*                                                           32,100             386,805
                                                                                                 ------------
                                                                                                      999,187

Building Products 0.1%
Eagle Materials, Inc.                                                               5,000             398,800
Griffon Corp.*                                                                      3,500              94,255
USG Corp.*                                                                         13,500             433,350
                                                                                                 ------------
                                                                                                      926,405

Commercial Services & Supplies 1.2%
Administaff, Inc.*                                                                 15,900             231,981
Avery Dennison Corp.                                                               97,700           5,870,793
Brady Corp., "A"                                                                   33,400             948,226
Coinstar, Inc.*                                                                    33,900             847,500
Consolidated Graphics, Inc.*                                                        9,000             379,800
CoStar Group, Inc.*                                                                16,200             695,790
DiamondCluster International, Inc.*                                                 6,100              91,226
Dollar Thrifty Automotive Group, Inc.*                                              1,400              43,694
Duratek, Inc.*                                                                      6,000             168,180
Euronet Worldwide, Inc.*                                                           31,300             752,765
Heidrick & Struggles International, Inc.*                                          27,700             915,485
Navigant Consulting, Inc.*                                                         37,900             906,947
NCO Group, Inc.*                                                                   17,600             400,928
Nu Skin Enterprises, Inc., "A"                                                     36,500             853,370
NuCo2, Inc.*                                                                       24,400             534,848
Pitney Bowes, Inc.                                                                138,400           6,192,016
Stewart Enterprises, Inc., "A"*                                                    36,600             234,972
TeleTech Holdings, Inc.*                                                           70,100             744,462
Ventiv Health, Inc.*                                                               28,100             657,259
                                                                                                 ------------
                                                                                                   21,470,242

Construction & Engineering 0.1%
Dycom Industries, Inc.*                                                            34,800             945,516
Perini Corp.*                                                                      21,200             366,336
                                                                                                 ------------
                                                                                                    1,311,852

Electrical Equipment 0.4%
Emerson Electric Co.                                                              108,500           7,295,540
Franklin Electric Co., Inc.                                                         2,700             118,773
                                                                                                 ------------
                                                                                                    7,414,313

Industrial Conglomerates 2.4%
3M Co.                                                                             50,600           4,268,616
General Electric Co.                                                              867,800          31,353,614
Textron, Inc.                                                                     114,100           8,212,918
Tredegar Corp.                                                                        900              15,255
                                                                                                 ------------
                                                                                                   43,850,403

Machinery 0.4%
Actuant Corp., "A"*                                                                21,400           1,118,150
Astec Industries, Inc.*                                                            37,800             653,184
ASV, Inc.*                                                                          1,600              64,160
Caterpillar, Inc.                                                                  28,400           2,530,440
Kennametal, Inc.                                                                   22,800           1,115,832
Middleby Corp.                                                                      1,300              65,481
Stewart & Stevenson Services, Inc.                                                  5,400             110,376
Terex Corp.*                                                                       23,800           1,024,590
The Manitowoc Co., Inc.                                                            26,800             975,520
                                                                                                 ------------
                                                                                                    7,657,733

Marine 0.0%
Kirby Corp.*                                                                       11,700             515,268
                                                                                                 ------------
Road & Rail 0.1%
Knight Transportation, Inc.                                                        47,100           1,158,660
Old Dominion Freight Line, Inc.*                                                   32,600           1,152,410
                                                                                                 ------------
                                                                                                    2,354,764

Trading Companies & Distributors 0.1%
WESCO International, Inc.*                                                         22,900             773,791
                                                                                                 ------------
Information Technology 10.6%
Communications Equipment 1.3%
Aspect Communications Corp.*                                                       10,800             120,528
Belden CDT, Inc.                                                                   27,600             560,556
Cisco Systems, Inc.*                                                              412,100           7,434,284
CommScope, Inc.*                                                                   33,500             503,505
Digi International, Inc.*                                                           4,500              67,005
InterDigital Communications Corp.*                                                 33,300             594,738
Nokia Oyj, (ADR)                                                                  499,100           7,626,248
QUALCOMM, Inc.                                                                    169,900           6,327,076
                                                                                                 ------------
                                                                                                   23,233,940

Computers & Peripherals 2.1%
Apple Computer, Inc.*                                                              15,800           1,215,020
Dell, Inc.*                                                                       100,300           4,188,528
EMC Corp.*                                                                        590,000           7,729,000
Hewlett-Packard Co.                                                               374,000           7,326,660
Intergraph Corp.*                                                                  11,200             332,752
International Business Machines Corp.                                             186,700          17,441,514
Komag, Inc.*                                                                       33,200             645,076
McDATA Corp., "A"*                                                                 27,700             116,340
Tyler Technologies, Inc.*                                                           9,700              74,205
                                                                                                 ------------
                                                                                                   39,069,095

Electronic Equipment & Instruments 0.2%
Agilysys, Inc.                                                                     44,700             753,642
BEI Technologies, Inc.                                                             17,900             504,601
Keithley Instruments, Inc.                                                          6,300             107,478
LeCroy Corp.*                                                                      21,100             493,107
Littlefuse, Inc.*                                                                  12,500             397,875
Paxar Corp.*                                                                        1,000              23,850
Rofin-Sinar Technologies, Inc.*                                                    21,700             870,170
X-Rite, Inc.                                                                        9,300             141,639
                                                                                                 ------------
                                                                                                    3,292,362

Internet Software & Services 0.2%
Digital River, Inc.*                                                               16,100             629,671
DoubleClick, Inc.*                                                                 68,000             554,880
EarthLink, Inc.*                                                                   57,700             578,731
eCollege.com, Inc.*                                                                13,200             137,412
eSPEED, Inc., "A"*                                                                 42,000             452,340
F5 Networks, Inc.*                                                                 14,200             680,748
InfoSpace, Inc.*                                                                      700              33,047
                                                                                                 ------------
                                                                                                    3,066,829

IT Consulting & Services 1.3%
Accenture Ltd., "A"*                                                              166,800           4,345,140
Automatic Data Processing, Inc.                                                   195,400           8,495,992
Covansys Corp.*                                                                    21,900             313,170
CSG Systems International, Inc.*                                                   45,700             828,084
eFunds Corp.*                                                                      31,100             693,530
Fiserv, Inc.*                                                                     153,900           5,886,675
Intrado, Inc.*                                                                     34,400             462,336
Paychex, Inc.                                                                      63,100           1,923,919
Sapient Corp.*                                                                     52,800             416,064
                                                                                                 ------------
                                                                                                   23,364,910

Semiconductors & Semiconductor Equipment 2.6%
ADE Corp.*                                                                         29,700             534,897
Applied Materials, Inc.*                                                          387,800           6,166,020
Axcelis Technologies, Inc.*                                                        66,200             494,514
Diodes, Inc.*                                                                      31,500             667,800
Helix Technology Corp.                                                             42,300             620,541
Intel Corp.                                                                       877,200          19,693,140
IXYS Corp.*                                                                        15,700             153,389
Kulicke & Soffa Industries, Inc.*                                                  60,100             400,867
Linear Technology Corp.                                                           138,000           5,208,120
Micrel, Inc.*                                                                      60,400             521,856
Microsemi Corp.*                                                                   45,700             705,151
Mykrolis Corp.*                                                                    19,100             251,929
OmniVision Technologies, Inc.*                                                     34,400             558,312
Photronics, Inc.*                                                                  19,700             295,500
Silicon Image, Inc.*                                                               42,700             508,557
Siliconix, Inc.*                                                                      800              24,216
Skyworks Solutions, Inc.*                                                          75,000             569,250
Standard Microsystems Corp.*                                                       33,200             526,220
Supertex, Inc.*                                                                     4,100              78,269
Texas Instruments, Inc.                                                           387,800           9,000,838
                                                                                                 ------------
                                                                                                   46,979,386

Software 2.9%
Adobe Systems, Inc.                                                                23,900           1,359,910
Altiris, Inc.*                                                                      8,400             273,084
ANSYS, Inc.*                                                                        6,600             213,180
Borland Software Corp.*                                                            73,100             627,198
Electronic Arts, Inc.*                                                             95,000           6,112,300
Embarcadero Technologies, Inc.*                                                    54,100             424,144
Epicor Software Corp.*                                                             39,900             538,251
EPIQ Systems, Inc.*                                                                 2,700              39,447
FactSet Research Systems, Inc.                                                     16,900             902,460
Internet Security Systems, Inc.*                                                   11,400             254,790
Interwoven, Inc.*                                                                  43,700             398,107
Intuit, Inc.*                                                                      68,600           2,675,400
Kronos, Inc.*                                                                      20,900           1,123,793
Microsoft Corp.                                                                 1,036,700          27,244,476
MicroStrategy, Inc.*                                                                   24               1,745
Oracle Corp.*                                                                     291,400           4,012,578
Parametric Technology Corp.*                                                      147,700             841,890
Quest Software, Inc.*                                                              19,700             279,740
SeaChange International, Inc.*                                                     33,400             548,428
Sonic Solutions*                                                                   42,200             751,582
SS&C Technologies, Inc.                                                            31,600             691,092
Symantec Corp.*                                                                   135,200           3,156,920
Ulticom, Inc.*                                                                      5,500              75,900
Witness Systems, Inc.*                                                              7,800             138,918
                                                                                                 ------------
                                                                                                   52,685,333

Materials 2.2%
Chemicals 1.2%
Air Products & Chemicals, Inc.                                                    130,400           7,681,864
Albermarle Corp.                                                                    8,000             280,880
Cambrex Corp.                                                                       6,800             151,708
Compass Minerals International, Inc.                                               42,200             927,134
Dow Chemical Co.                                                                   78,500           3,901,450
Ecolab, Inc.                                                                      115,800           3,896,670
FMC Corp.*                                                                         28,000           1,321,320
Georgia Gulf Corp.                                                                 26,100           1,334,754
Octel Corp.                                                                        10,500             214,935
Terra Industries, Inc.*                                                            88,700             714,035
W.R. Grace & Co.*                                                                  51,200             580,096
                                                                                                 ------------
                                                                                                   21,004,846

Containers & Packaging 0.4%
Silgan Holdings, Inc.                                                              15,900             950,025
Sonoco Products Co.                                                               227,500           5,905,900
                                                                                                 ------------
                                                                                                    6,855,925

Metals & Mining 0.6%
Alcoa, Inc.                                                                       254,500           7,510,295
Brush Engineered Materials, Inc.*                                                  45,600             786,600
Carpenter Technology Corp.                                                            200              12,252
Century Aluminum Co.*                                                              38,500             959,420
Hecla Mining Co.*                                                                  97,500             539,175
NS Group, Inc.*                                                                    16,700             503,839
Oregon Steel Mills, Inc.*                                                          13,600             324,904
Quanex Corp.                                                                       16,850             888,332
                                                                                                 ------------
                                                                                                   11,524,817

Paper & Forest Products 0.0%
Deltic Timber Corp.                                                                 5,700             231,363
                                                                                                 ------------
Telecommunication Services 0.4%
Diversified Telecommunication Services 0.4%
CT Communications, Inc.                                                            16,600             190,734
General Communication, Inc., "A"*                                                  32,200             321,356
North Pittsburgh Systems, Inc.                                                      5,800             139,432
Premiere Global Services, Inc.*                                                    69,900             687,117
SBC Communications, Inc.                                                          166,900           3,965,544
Verizon Communications, Inc.                                                       40,700           1,448,513
                                                                                                 ------------
                                                                                                    6,752,696

Wireless Telecommunication Services 0.0%
Alamosa Holdings, Inc.*                                                            33,600             430,080
Novatel Wireless, Inc.*                                                            19,100             228,245
                                                                                                 ------------
                                                                                                      658,325

Utilities 0.4%
Electric Utilities 0.3%
Cleco Corp.                                                                        11,100             219,003
PNM Resources, Inc.                                                                30,400             766,992
Progress Energy, Inc.                                                              82,900           3,668,325
                                                                                                 ------------
                                                                                                    4,654,320

Gas Utilities 0.0%
Southern Union Co.*                                                                15,800             368,456
                                                                                                 ------------
Multi-Utilities 0.1%
Avista Corp.                                                                       10,500             185,535
Energen Corp.                                                                      27,200           1,595,008
                                                                                                 ------------
                                                                                                    1,780,543


Total Common Stocks (Cost $864,823,672)                                                         1,044,439,426
                                                                                                 ------------
Warrants 0.0%
Information Technology
MircoStrategy, Inc.*                                                                  106                  52

Industrials
TravelCenters of America, Inc.*                                                       110                 550
                                                                                                 ------------
Total Warrants (Cost $550)                                                                                602

Preferred Stocks 0.1%
Consumer Discretionary 0.1%
Paxson Communications Corp., (PIK)                                                     75             615,000

Utilities 0.0%
TNP Enterprises, Inc., 14.5%, "D", (PIK)                                            1,650             191,400
                                                                                                 ------------

Total Preferred Stocks (Cost $765,739)                                                                806,400

Convertible Bond 0.0%
Consumer Discretionary 0.0%
DIMON, Inc., 6.25%, 3/31/2007                                                     205,000             194,750
HIH Capital Ltd., 144A, Series DOM, 7.5%, 9/25/2006                               145,000             143,550

                                                                                                 ------------
Total Convertible Bond (Cost $335,010)                                                                338,300

                                                                                Principal
                                                                                Amount ($) (g)       Value ($)
                                                                                --------------       ---------

Corporate Bonds 12.8%
Consumer Discretionary 2.1%
Adesa, Inc., 7.625%, 6/15/2012                                                    155,000             163,525
AMC Entertainment, Inc., 8.0%, 3/1/2014                                           420,000             416,325
American Lawyer Media, Inc., Series B, 9.75%, 12/15/2007                          485,000             485,606
Ames True Temper, Inc., 144A, 6.64%**, 1/15/2012                                  255,000             247,988
Atlantic Broadband Finance LLC, 144A, 9.375%, 1/15/2014 (c)                       495,000             475,200
Auburn Hills Trust, 12.375%, 5/1/2020                                             223,000             354,039
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011 (c)                          255,000             255,000
Cablevision Systems New York Group, 144A, 6.669%**, 4/1/2009                      310,000             336,350
Caesars Entertainment, Inc., 9.375%, 2/15/2007                                    165,000             180,469
Charter Communications Holdings LLC, Step-up Coupon,
0% to 5/15/2006, 11.75% to 5/15/2011 (c)                                        1,090,000             757,550
9.625%, 11/15/2009 (c)                                                            825,000             672,375
10.25%, 9/15/2010                                                               1,455,000           1,513,200
Comcast Cable Communications Holdings, Inc.,
8.375%, 3/15/2013                                                               1,291,000           1,594,807
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008                                    2,404,000           2,787,308
Cooper Standard Automotive, Inc., 144A, 8.375%, 12/15/2014                        380,000             361,000
CSC Holdings, Inc., 7.875%, 12/15/2007                                            235,000             253,213
DaimlerChrysler NA Holding Corp., 4.75%, 1/15/2008                              1,710,000           1,738,738
Dex Media East LLC/Financial, 12.125%, 11/15/2012                               1,736,000           2,078,860
DIMON, Inc., Series B, 9.625%, 10/15/2011                                         875,000             980,000
Dura Operating Corp.:
Series B, 8.625%, 4/15/2012                                                       135,000             138,712
Series B, 9.0%, 5/1/2009                                                  EUR      70,000              86,217
EchoStar DBS Corp., 144A, 6.625%, 10/1/2014                                       325,000             328,250
Eye Care Centers of America, Inc., 144A, 10.75%, 2/15/2015                        200,000             196,990
Foot Locker, Inc., 8.5%, 1/15/2022                                                205,000             228,575
Friendly Ice Cream Corp., 8.375%, 6/15/2012 (c)                                   580,000             561,150
General Motors Corp., 8.25%, 7/15/2023                                            155,000             156,307
GNC Corp., 144A, 8.625%, 1/15/2011                                                140,000             140,000
Icon Health & Fitness, Inc., 11.25%, 4/1/2012                                     295,000             246,325
Interep National Radio Sales, Inc., Series B,
10.0%, 7/1/2008                                                                   360,000             274,500
ITT Corp., 7.375%, 11/15/2015                                                     150,000             168,000
Jacobs Entertainment Co., 11.875%, 2/1/2009                                       860,000             965,350
Kellwood Co., 7.625%, 10/15/2017                                                   85,000              93,075
Levi Strauss & Co.:
144A, 9.75%, 1/15/2015                                                            170,000             165,325
11.625%, 1/15/2008                                                                 90,000              94,275
Mediacom LLC, 9.5%, 1/15/2013 (c)                                                 860,000             857,850
MGM MIRAGE:
8.375%, 2/1/2011 (c)                                                              745,000             834,400
9.75% , 6/1/2007                                                                  225,000             249,750
NCL Corp., 144A, 10.625%, 7/15/2014                                               550,000             552,750
Norcraft Holdings/Capital, Step-up Coupon,
0% to 9/1/2008, 9.75% to 9/1/2012                                                 195,000             144,300
Paxson Communications Corp., 10.75%, 7/15/2008 (c)                                340,000             357,850
PEI Holding, Inc., 11.0%, 3/15/2010                                               500,000             580,000
Petro Stopping Centers, 9.0%, 2/15/2012                                           720,000             748,800
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013                                    175,000             189,438
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                        370,000             401,450
PRIMEDIA, Inc.:
7.665%**, 5/15/2010                                                               645,000             680,475
8.875%, 5/15/2011                                                                 435,000             458,925
Rent-Way, Inc., 11.875%, 6/15/2010                                                140,000             155,400
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009                       50,000              58,625
Restaurant Co., 11.25%, 5/15/2008                                                 570,384             567,532
Schuler Homes, Inc., 10.5%, 7/15/2011                                             520,000             594,100
Simmons Bedding Co., 144A, Step-up Coupon,
0% to 12/15/2009, 10.0% to 12/15/2014                                             670,000             412,050
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                                   450,000             468,000
8.75%, 12/15/2011                                                               1,175,000           1,251,375
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013                               635,000             676,275
Toys "R" Us, Inc., 7.375%, 10/15/2018                                           1,010,000             970,862
True Temper Sports, Inc., 8.375%, 9/15/2011                                       270,000             256,500
Trump Holdings & Funding, 12.625%, 3/15/2010 *                                    350,000             388,500
TRW Automotive, Inc., 11.0%, 2/15/2013                                            600,000             702,000
United Auto Group, Inc., 9.625%, 3/15/2012                                        480,000             523,200
Venetian Casino Resort LLC, 11.0%, 6/15/2010                                      441,000             498,330
VICORP Restaurants, Inc., 10.5%, 4/15/2011                                        260,000             264,550
Virgin River Casino Corp., 144A, 9.0%, 1/15/2012                                   35,000              36,575
Visteon Corp.:
7.0%, 3/10/2014                                                                   580,000             530,700
8.25%, 8/1/2010                                                                   250,000             251,250
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                 390,000             417,300
Williams Scotsman, Inc., 9.875%, 6/1/2007                                         780,000             780,000
Wynn Las Vegas LLC, 144A, 6.625%, 12/1/2014                                       965,000             948,112
XM Satellite Radio, Inc., Step-up Coupon,
0% to 12/31/2005, 14.0% to 12/31/2009                                             480,000             490,800
Young Broadcasting, Inc., 8.75%, 1/15/2014                                        600,000             597,000
                                                                                                 ------------
                                                                                                   37,389,628

Consumer Staples 0.2%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                           51,000              53,040
Del Laboratories, Inc., 144A, 8.0%, 2/1/2012                                      280,000             277,200
Duane Reade, Inc.:
144A, 7.01%**, 12/15/2010                                                         155,000             158,100
144A, 9.75%, 8/1/2011                                                             540,000             488,700
National Beef Packing Co., 10.5%, 8/1/2011                                        120,000             122,700
North Atlantic Holding, Inc., Step-up Coupon,
0% to 3/1/2008, 12.25% to 3/1/2014                                                205,000              63,550
Pierre Foods, Inc., 144A, 9.875%, 7/15/2012                                       210,000             219,450
Pinnacle Foods Holding Corp.,
144A, 8.25%, 12/1/2013                                                            438,000             400,770
Revlon Consumer Products Corp., 9.0%, 11/1/2006                                   455,000             451,019
Rite Aid Corp., 11.25%, 7/1/2008                                                  630,000             678,037
Standard Commercial Corp., 8.0%, 4/15/2012                                        235,000             241,463
Swift & Co., 12.5%, 1/1/2010                                                      425,000             482,375
Wornick Co., 10.875%, 7/15/2011                                                   180,000             194,400
                                                                                                 ------------
                                                                                                    3,830,804

Energy 1.1%
Avista Corp., 9.75%, 6/1/2008                                                     325,000             374,134
Belden & Blake Corp., 144A, 8.75%, 7/15/2012                                      460,000             462,875
CenterPoint Energy Resources Corp.,
Series B, 7.875%, 4/1/2013                                                        970,000           1,157,495
Chesapeake Energy Corp.:
6.875%, 1/15/2016                                                                 285,000             296,400
9.0%, 8/15/2012                                                                   405,000             458,663
CITGO Petroleum Corp., 144A, 6.0%, 10/15/2011                                     235,000             233,238
Dynegy Holdings, Inc.:
6.875%, 4/1/2011                                                                   50,000              46,500
7.125%, 5/15/2018                                                                 615,000             521,212
7.625%, 10/15/2026                                                                160,000             133,200
144A, 9.875%, 7/15/2010                                                           555,000             607,725
Edison Mission Energy, 7.73%, 6/15/2009                                         1,075,000           1,139,500
El Paso Production Holding Corp., 7.75%, 6/1/2013                                 640,000             665,600
Enterprise Products Operating LP, 7.5%, 2/1/2011                                2,204,000           2,510,788
Mission Resources Corp., 9.875%, 4/1/2011                                         445,000             479,488
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                             605,000             611,050
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027                             195,000             159,900
Pemex Project Funding Master Trust, 144A, 3.79%**, 6/15/2010                    2,435,000           2,511,702
Southern Natural Gas, 8.875%, 3/15/2010                                           370,000             411,625
Stone Energy Corp.:
144A, 6.75%, 12/15/2014                                                           255,000             249,263
8.25%, 12/15/2011                                                                 625,000             671,875
Tri-State Generation & Transmission Association,
144A, 6.04%, 1/31/2018                                                          4,000,000           4,254,240
Williams Companies, Inc.:
8.125%, 3/15/2012                                                                 615,000             707,250
8.75%, 3/15/2032                                                                  315,000             378,000
                                                                                                 ------------
                                                                                                   19,041,723

Financials 3.6%
21st Century Insurance Group, 5.9%, 12/15/2013                                  1,115,000           1,136,983
AAC Group Holding Corp., 144A, Step-up Coupon,
0% to 10/1/2008, 10.25% to 10/1/2012                                              380,000             252,700
Affinia Group, Inc., 144A, 9.0%, 11/30/2014 (c)                                   690,000             710,700
American General Finance Corp., Series H, 4.0%, 3/15/2011                       6,320,000           6,135,873
AmeriCredit Corp., 9.25%, 5/1/2009                                                700,000             750,750
Berkshire Hathaway Finance Corp., 144A, 4.125%, 1/15/2010                       5,141,000           5,136,682
BF Saul (REIT), 7.5%, 3/1/2014                                                    405,000             417,150
Dow Jones CDX:
144A, Series 3-1, 7.75%, 12/29/2009 (c)                                         2,745,000           2,789,606
144A, Series 3-3, 8.0%, 12/29/2009 (c)                                          5,925,000           6,006,469
Duke Capital LLC, 4.302%, 5/18/2006                                             3,667,000           3,702,753
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011                                    690,000             741,750
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024                                745,000             899,709
FINOVA Group, Inc., 7.5%, 11/15/2009                                            3,670,260           1,688,320
Ford Motor Credit Co.:
5.8%, 1/12/2009 (c)                                                             1,430,000           1,440,988
6.875%, 2/1/2006                                                                8,434,000           8,649,666
General Motors Acceptance Corp.:
5.625%, 5/15/2009                                                                 765,000             747,934
6.75%, 1/15/2006                                                                2,910,000           2,974,294
6.75%, 12/1/2014                                                                  155,000             151,967
6.875%, 9/15/2011                                                               1,601,000           1,607,671
Goldman Sachs Group, Inc., 4.75%, 7/15/2013                                     2,079,000           2,072,071
HSBC Bank USA, 5.875%, 11/1/2034                                                1,345,000           1,407,650
LNR Property Corp., 7.625%, 7/15/2013                                             210,000             240,450
Morgan Stanley, 4.0%, 1/15/2010                                                 1,820,000           1,795,310
North Front Pass-Through Trust, 144A, 5.81%, 12/15/2024                         1,665,000           1,709,694
Poster Financial Group, Inc., 8.75%, 12/1/2011                                    545,000             551,131
PXRE Capital Trust I, 8.85%, 2/1/2027                                             395,000             395,000
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                     315,000             255,150
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                  200,000             234,000
Radnor Holdings Corp., 11.0%, 3/15/2010                                           200,000             181,500
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024                                       1,500,000           1,611,217
RC Royalty Subordinated LLC, 1.0%, 1/1/2018                                       255,000             225,407
Republic New York Corp., 5.875%, 10/15/2008                                     3,125,000           3,311,169
Thornburg Mortgage, Inc., 8.0%, 5/15/2013                                         130,000             137,800
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                               539,000             477,015
UGS Corp., 144A, 10.0%, 6/1/2012                                                  500,000             557,500
Universal City Development, 11.75%, 4/1/2010                                      515,000             605,125
Wells Fargo & Co., 4.2%, 1/15/2010                                              3,317,000           3,321,428
                                                                                                 ------------
                                                                                                   65,030,582

Health Care 0.4%
AmeriPath, Inc., 10.5%, 4/1/2013                                                  180,000             188,100
AmerisourceBergen Corp., 7.25%, 11/15/2012                                         12,000              13,230
Cinacalcet Royalty Subordinated LLC, 8.0%, 3/30/2017                              420,000             422,100
Curative Health Services, Inc., 10.75%, 5/1/2011                                  265,000             238,500
Encore Medical Corp., 144A, 9.75%, 10/1/2012                                      240,000             241,200
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009 (c)                             410,000             410,000
Health Care Service Corp., 144A, 7.75%, 6/15/2011                               2,000,000           2,335,982
HEALTHSOUTH Corp., 10.75%, 10/1/2008 (c)                                          660,000             695,475
IDI Acquisition Corp., 144A, 10.75%, 12/15/2011                                   205,000             210,125
InSight Health Services Corp., Series B, 9.875%, 11/1/2011                        320,000             318,400
Interactive Health LLC, 144A, 7.25%, 4/1/2011                                     305,000             280,600
Tenet Healthcare Corp.:
6.375%, 12/1/2011 (c)                                                           1,300,000           1,166,750
144A, 9.25%, 2/1/2015                                                             500,000             500,000
Warner Chilcott Corp., 144A, 8.75%, 2/1/2015                                      415,000             426,413
                                                                                                 ------------
                                                                                                    7,446,875

Industrials 1.1%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                505,000             545,400
Allied Security Escrow Corp., 144A, 11.375%, 7/15/2011                            395,000             413,762
Allied Waste North America, Inc., Series B, 5.75%, 2/15/2011                    1,535,000           1,400,687
AMI Semiconductor, Inc., 10.75%, 2/1/2013                                         137,000             159,605
Avondale Mills, Inc., 144A, 9.0%, 7/1/2012                                         81,000              76,950
BAE System 2001 Asset Trust, "B", Series 2001,
144A, 7.156%, 12/15/2011                                                        1,874,741           2,041,432
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                   675,000             577,125
9.25%, 5/1/2021                                                                    80,000              83,200
Cenveo Corp., 7.875%, 12/1/2013                                                   560,000             490,000
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                          770,000             816,200
Collins & Aikman Products, 10.75%, 12/31/2011 (c)                                 410,000             405,900
Continental Airlines, Inc., "B", 8.0%, 12/15/2005 (c)                             145,000             142,463
Cornell Companies, Inc., 10.75%, 7/1/2012                                         450,000             481,500
Corrections Corp. of America, 9.875%, 5/1/2009                                    575,000             632,500
Dana Corp., 7.0%, 3/1/2029                                                        540,000             536,417
Delta Air Lines, Inc., 8.3%, 12/15/2029 (c)                                       315,000             124,425
Eagle-Picher Industries, Inc., 9.75%, 9/1/2013                                     95,000              83,600
Erico International Corp., 8.875%, 3/1/2012                                       360,000             370,800
Evergreen International Aviation, Inc., 12.0%, 5/15/2010                          155,000             119,350
Goodman Global Holding Co., Inc., 144A, 7.875%, 12/15/2012                        640,000             617,600
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                      740,000             825,100
Joy Global, Inc., Series B, 8.75%, 3/15/2012                                       15,000              16,800
Kansas City Southern:
7.5%, 6/15/2009                                                                 1,065,000           1,107,600
9.5%, 10/1/2008                                                                   625,000             701,562
Kinetek, Inc., Series D, 10.75%, 11/15/2006                                       835,000             809,950
Laidlaw International, Inc., 10.75%, 6/15/2011                                    235,000             270,250
Millennium America, Inc.:
7.625%, 11/15/2026                                                                760,000             746,700
9.25%, 6/15/2008                                                                  705,000             782,550
Remington Arms Co., Inc., 10.5%, 2/1/2011                                         355,000             341,687
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                 385,000             387,406
Ship Finance International Ltd., 8.5%, 12/15/2013                                 550,000             561,000
SPX Corp.:
6.25%, 6/15/2011                                                                  160,000             171,200
7.5%, 1/1/2013                                                                    600,000             658,500
Technical Olympic USA, Inc.:
7.5%, 3/15/2011                                                                   230,000             230,000
10.375%, 7/1/2012                                                                 530,000             590,950
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                             305,000             354,562
Thermadyne Holdings Corp., 9.25%, 2/1/2014                                        335,000             327,463
United Rentals North America, Inc.:
6.5%, 2/15/2012                                                                   450,000             442,125
7.0%, 2/15/2014 (c)                                                               605,000             562,650
Westlake Chemical Corp., 8.75%, 7/15/2011                                         231,000             256,988
                                                                                                 ------------
                                                                                                   20,263,959

Information Technology 0.1%
Activant Solutions, Inc., 10.5%, 6/15/2011                                        430,000             463,325
Itron, Inc., 144A, 7.75%, 5/15/2012                                               295,000             295,738
Lucent Technologies, Inc.:
6.45%, 3/15/2029                                                                1,245,000           1,111,162
7.25%, 7/15/2006                                                                  170,000             176,800
Spheris, Inc., 144A, 11.0%, 12/15/2012                                            115,000             119,025
                                                                                                 ------------
                                                                                                    2,166,050

Materials 1.5%
Aqua Chemical, Inc., 11.25%, 7/1/2008                                             430,000             365,500
ARCO Chemical Co., 9.8%, 2/1/2020                                               1,970,000           2,226,100
Associated Materials, Inc., Step-up Coupon,
0% to 3/1/2009, 11.25% to 3/1/2014                                              1,125,000             804,375
Caraustar Industries, Inc., 9.875%, 4/1/2011                                      405,000             444,488
Constar International, Inc., 11.0%, 12/1/2012                                     490,000             512,662
Dayton Superior Corp.:
10.75%, 9/15/2008                                                                 410,000             440,750
13.0%, 6/15/2009 (c)                                                              940,000             982,300
Edgen Acquisition Corp., 144A, 9.875%, 2/1/2011                                   270,000             272,700
Georgia-Pacific Corp.:
7.75%, 11/15/2029                                                               1,370,000           1,561,800
8.0%, 1/15/2024                                                                 1,075,000           1,260,438
8.875%, 5/15/2031                                                                 675,000             860,625
9.375%, 2/1/2013                                                                  525,000             604,406
Hercules, Inc.:
6.75%, 10/15/2029                                                                 335,000             343,375
11.125%, 11/15/2007                                                               430,000             505,250
Hexcel Corp., 9.75%, 1/15/2009                                                     25,000              26,063
Huntsman Advanced Materials, 144A, 11.0%, 7/15/2010                               300,000             352,500
Huntsman International LLC, 144A, 7.375%, 1/1/2015                                 75,000              74,625
Huntsman LLC, 11.625%, 10/15/2010                                                 703,000             818,995
IMC Global, Inc., 10.875%, 8/1/2013                                               155,000             188,713
Intermet Corp.:
144A, 1.0%, 3/31/2009 *                                                         1,000,000             991,250
9.75%, 6/15/2009 *                                                                158,000              88,480
International Steel Group, Inc., 6.5%, 4/15/2014                                  680,000             734,400
Lubrizol Corp., 6.5%, 10/1/2034                                                 2,805,000           3,022,547
MMI Products, Inc., Series B, 11.25%, 4/15/2007                                   480,000             483,600
Neenah Corp., 144A, 11.0%, 9/30/2010                                              715,000             793,650
Omnova Solutions, Inc., 11.25%, 6/1/2010                                          645,000             694,987
Owens-Brockway Glass Container, 8.25%, 5/15/2013                                  155,000             168,563
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *                                 85,249              52,854
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006, 11.125 to 6/15/2009                              70,000              65,100
11.125%, 9/1/2009                                                                 475,000             518,344
Portola Packaging, Inc., 8.25%, 2/1/2012                                          340,000             277,950
Rockwood Specialties Group, Inc., 144A, 7.625%, 11/15/2014                EUR     625,000             832,922
Sheffield Steel Corp., 144A, 11.375%, 8/15/2011                                   250,000             257,500
TriMas Corp., 9.875%, 6/15/2012                                                 1,090,000           1,133,600
United States Steel LLC:
9.75%, 5/15/2010                                                                  374,000             427,295
10.75%, 8/1/2008                                                                  185,000             218,762
Weyerhaeuser Co.:
7.125%, 7/15/2023                                                                 765,000             887,017
7.375%, 3/15/2032                                                               2,080,000           2,540,870
                                                                                                 ------------
                                                                                                   26,835,356

Telecommunication Services 1.0%
American Cellular Corp., Series B, 10.0%, 8/1/2011                              1,195,000           1,102,387
American Tower Corp., 144A, 7.125%, 10/15/2012                                    240,000             241,200
AT&T Corp.:
9.05%, 11/15/2011                                                                 510,000             591,600
9.75%, 11/15/2031                                                                 590,000             751,512
Bell Atlantic New Jersey, Inc., Series A, 5.875%, 1/17/2012                     2,716,000           2,897,771
BellSouth Corp., 5.2%, 9/15/2014                                                1,945,000           1,988,613
Cincinnati Bell, Inc., 8.375%, 1/15/2014 (c)                                    1,665,000           1,689,975
Crown Castle International Corp., 9.375%, 8/1/2011                                 10,000              11,100
Dobson Communications Corp., 8.875%, 10/1/2013 (c)                                445,000             328,187
GCI, Inc., 7.25%, 2/15/2014                                                       255,000             253,725
Insight Midwest LP, 9.75%, 10/1/2009                                              105,000             110,250
LCI International, Inc., 7.25%, 6/15/2007                                         635,000             615,950
Level 3 Financing, Inc., 144A, 10.75%, 10/15/2011                                 320,000             276,000
MCI, Inc., 8.735%, 5/1/2014                                                     1,580,000           1,728,125
Nextel Communications, Inc., 5.95%, 3/15/2014                                     295,000             306,063
Nextel Partners, Inc., 8.125%, 7/1/2011                                           385,000             423,500
Northern Telecom Capital, 7.875%, 6/15/2026                                        30,000              29,625
PanAmSat Corp., 144A, 9.0%, 8/15/2014                                             330,000             358,875
Qwest Corp.:
7.25%, 9/15/2025                                                                1,420,000           1,384,500
144A, 7.875%, 9/1/2011                                                            230,000             246,100
Qwest Services Corp.:
144A, 14.0%, 12/15/2010                                                           220,000             261,250
144A, 14.5%, 12/15/2014                                                           980,000           1,227,450
Rural Cellular Corp., 9.875%, 2/1/2010                                            240,000             255,600
SBA Telecom, Inc., Step-up Coupon,
0% to 12/15/2007, 9.75% to 12/15/2011                                             160,000             137,800
Triton PCS, Inc., 8.5%, 6/1/2013                                                   95,000              91,438
Ubiquitel Operating Co., 9.875%, 3/1/2011                                          80,000              88,200
US Unwired, Inc., Series B, 10.0%, 6/15/2012                                      485,000             540,775
Western Wireless Corp., 9.25%, 7/15/2013                                           80,000              93,200
                                                                                                 ------------
                                                                                                   18,030,771

Utilities 1.7%
AES Corp., 144A, 8.75%, 5/15/2013                                                 955,000           1,069,600
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012 (c)                       495,000             550,687
Appalachian Power Co., Series E, 4.8%, 6/15/2005                                8,730,000           8,786,090
Calpine Corp.:
8.25%, 8/15/2005 (c)                                                              416,000             416,000
144A, 8.5%, 7/15/2010                                                             630,000             494,550
CMS Energy Corp.:
7.5%, 1/15/2009                                                                   295,000             312,331
8.5%, 4/15/2011                                                                    65,000              72,556
9.875%, 10/15/2007                                                                290,000             320,813
Consumers Energy Co., 6.3%, 2/1/2012                                              190,000             189,638
DPL, Inc., 6.875%, 9/1/2011                                                       805,000             873,018
Indiana Michigan Power Co., 6.375%, 11/1/2012                                   5,040,000           5,553,410
Midwest Generation LLC, 8.75%, 5/1/2034                                           230,000             257,025
Mission Energy Holding Co., 13.5%, 7/15/2008                                      185,000             230,787
NorthWestern Corp., 144A, 5.875%, 11/1/2014                                       150,000             154,367
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                        1,522,000           1,639,955
Pedernales Electric Cooperative, Series 2002-A,
144A, 6.202%, 11/15/2032                                                        3,680,000           4,072,251
Progress Energy, Inc., 6.75%, 3/1/2006                                          3,725,000           3,849,013
PSE&G Energy Holdings LLC:
8.5%, 6/15/2011                                                                   485,000             541,988
10.0%, 10/1/2009                                                                  605,000             699,531
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010                                 330,000             348,150
                                                                                                 ------------
                                                                                                   30,431,760


Total Corporate Bonds (Cost $226,928,337)                                                         230,467,508
                                                                                                 ------------
Asset Backed 2.8%
Automobile Receivables 0.9%
Credit Acceptance Auto Dealer Loan Trust, "A",
Series 2004-1, 144A, 2.53%, 8/17/2009                                           2,810,000           2,800,670
Drive Auto Receivables Trust:
"A3", Series 2004-1, 144A, 3.5%, 8/15/2008                                      3,685,000           3,672,171
"A4", Series 2002-1, 144A, 4.09%, 1/15/2008                                     3,105,000           3,117,948
MMCA Automobile Trust:
"A4", Series 2002-3, 3.57%, 8/17/2009                                           6,595,000           6,598,411
"B", Series 2002-2, 4.67%, 3/15/2010                                              943,155             934,658
                                                                                                 ------------
                                                                                                   17,123,858

Home Equity Loans 1.6%
Argent NIM Trust, "A", Series 2004-WN10,
144A, 4.212%, 11/25/2034                                                        2,688,883           2,689,282
Centex Home Equity:
"AF6", Series 2002-D, 4.66%, 12/25/2032                                         6,430,000           6,544,562
"AF6", Series 2002-A, 5.54%, 1/25/2032                                          6,090,000           6,212,544
Chase Funding Mortgage Loan Trust, "IA5",
Series 1999-2, 7.333%, 11/25/2011                                               1,983,447           2,003,721
Countrywide Home Equity Loan Trust:
"NOTE", Series 2004-C, 2.7%**, 1/15/2034                                        1,129,783           1,130,166
"2A", Series 2004-0, 2.76%**, 2/15/2034                                         6,658,956           6,669,210
Greenpoint Home Equity Loan Trust, "A",
Series 2004-4, 2.76%**, 8/25/2030                                               3,735,228           3,735,050
                                                                                                 ------------
                                                                                                   28,984,535

Industrials 0.3%
Delta Air Lines, Inc., "G-2", Series 2002-1, 6.417%, 7/2/2012                   4,905,000           5,184,723
                                                                                                 ------------

Total Asset Backed (Cost $51,478,927)                                                              51,293,116
                                                                                                 ------------

Foreign Bonds - US$ Denominated 4.8%
Consumer Discretionary 0.2%
Advertising Directory Solutions, Inc., 144A, 9.25%, 11/15/2012                    315,000             332,325
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                            552,000             633,420
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                   705,000             796,650
Shaw Communications, Inc., 8.25%, 4/11/2010                                     1,180,000           1,339,300
Telenet Group Holding NV, 144A, Step-up Coupon,
0% to 12/15/2008, 11.5% to 6/15/2014                                              385,000             292,600
Vicap SA, 11.375%, 5/15/2007                                                       65,000              65,650
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                            240,000             247,200
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013 (c)                             585,000             564,525
                                                                                                 ------------
                                                                                                    4,271,670

Consumer Staples 0.1%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                              400,000             446,000
Fage Dairy Industry SA, 9.0%, 2/1/2007                                            685,000             685,000
Grupo Cosan SA, 144A, 9.0%, 11/1/2009                                             150,000             156,000
                                                                                                 ------------
                                                                                                    1,287,000

Energy 0.2%
Gazprom OAO, 144A, 9.625%, 3/1/2013                                               690,000             821,100
Luscar Coal Ltd., 9.75%, 10/15/2011                                               310,000             347,200
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                    1,647,005           1,881,703
Secunda International Ltd., 144A, 10.66%**, 9/1/2012                              400,000             395,000
                                                                                                 ------------
                                                                                                    3,445,003

Financials 1.2%
Conproca SA de CV, 12.0%, 6/16/2010                                               340,000             428,400
Deutsche Telekom International Finance BV, 8.75%, 6/15/2030                     4,408,000           5,963,125
Eircom Funding, 8.25%, 8/15/2013                                                  450,000             491,625
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008                                      3,125,000           3,124,362
Mizuho Financial Group, 8.375%, 12/29/2049                                      5,260,000           5,794,942
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011 (c)                                530,000             445,200
QBE Insurance Group Ltd., 144A, 5.647%, 7/1/2023                                2,935,000           2,898,750
Royal Bank of Scotland Group PLC, Series 3, 7.816%, 11/29/2049                  2,675,000           2,767,507
                                                                                                 ------------
                                                                                                   21,913,911

Health Care 0.0%
Biovail Corp., 7.875%, 4/1/2010                                                    80,000              82,900
                                                                                                 ------------
Industrials 0.8%
Autopista del Maipo, 144A, 7.373%, 6/15/2022                                    6,805,000           7,920,748
CP Ships Ltd., 10.375%, 7/15/2012                                                 480,000             556,800
Grupo Transportacion Ferroviaria Mexicana SA de CV:
10.25%, 6/15/2007                                                                 680,000             725,900
11.75%, 6/15/2009                                                                 240,000             241,800
12.5%, 6/15/2012                                                                  272,000             316,880
LeGrand SA, 8.5%, 2/15/2025                                                       365,000             430,700
Stena AB:
144A, 7.0%, 12/1/2016                                                             185,000             178,987
9.625%, 12/1/2012                                                                 280,000             313,600
Tyco International Group SA:
6.875%, 1/15/2029                                                               1,850,000           2,153,500
7.0%, 6/15/2028                                                                   960,000           1,128,287
                                                                                                 ------------
                                                                                                   13,967,202

Information Technology 0.0%
Flextronics International Ltd., 144A, 6.25%, 11/15/2014                           750,000             735,000
                                                                                                 ------------
Materials 0.7%
Alrosa Finance SA, 144A, 8.875%, 11/17/2014                                       360,000             372,600
Avecia Group PLC, 11.0%, 7/1/2009                                               1,110,000           1,171,050
Cascades, Inc.:
7.25%, 2/15/2013                                                                  635,000             663,575
144A, 7.25%, 2/15/2013                                                             40,000              41,800
Celulosa Arauco y Constitucion SA, 8.625%, 8/15/2010                            2,060,000           2,419,649
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014                                 330,000             333,300
Citigroup Global (Severstal), 8.625%, 2/24/2009                                   238,000             240,808
Crown Euro Holdings SA, 10.875%, 3/1/2013                                         355,000             416,238
ISPAT Inland ULC, 9.75%, 4/1/2014                                                 534,000             658,155
Novelis, Inc., 144A, 7.25%, 2/15/2015                                             810,000             830,250
Rhodia SA, 8.875%, 6/1/2011 (c)                                                   520,000             533,000
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012                                 2,610,000           2,899,582
Tembec Industries, Inc., 8.5%, 2/1/2011                                         1,780,000           1,762,200
                                                                                                 ------------
                                                                                                   12,342,207

Sovereign Bonds 0.9%
Aries Vermogensverwaltung GmbH:
144A, Series C, 9.6%, 10/25/2014                                                  250,000             309,063
Series C, 9.6%, 10/25/2014                                                        500,000             617,990
Central Bank of Nigeria, Series WW, 6.25%, 11/15/2020                             250,000             237,500
Dominican Republic, 9.04%, 1/23/2013                                              300,000             273,000
Federative Republic of Brazil:
8.875%, 10/14/2019                                                                615,000             634,987
9.25%, 10/22/2010                                                                 840,000             931,140
11.0%, 8/17/2040                                                                  710,000             821,825
Government of Ukraine, 7.65%, 6/11/2013                                           350,000             383,915
Republic of Argentina:
Series BGLO, 8.375%, 12/20/2049 *                                               1,680,000             495,600
11.375%, 1/30/2017 *                                                              165,000              52,388
11.75%, 4/7/2009 *                                                              1,530,000             462,825
11.75%, 6/15/2015 *                                                             1,390,000             435,765
Republic of Bulgaria, 8.25%, 1/15/2015                                            800,000           1,012,960
Republic of Colombia:
10.75%, 1/15/2013                                                                 140,000             163,310
11.75%, 2/25/2020                                                                 130,000             164,450
Republic of Ecuador, Step-up Coupon, 8.0% to 8/15/2005,
9.0% to 8/15/2006, 10.0% to 8/15/2030                                             420,000             387,450
Republic of Philippines:
9.375%, 1/18/2017                                                                 700,000             745,500
9.5%, 2/2/2030                                                                    180,000             178,875
9.875%, 1/15/2019                                                                 180,000             191,025
Republic of Turkey:
7.25%, 3/15/2015                                                                  390,000             401,700
9.0%, 6/30/2011                                                                    15,000              16,950
11.75%, 6/15/2010                                                                 800,000             996,000
11.875%, 1/15/2030                                                                300,000             429,000
Republic of Venezuela:
9.25%, 9/15/2027                                                                  420,000             432,600
10.75%, 9/19/2013                                                                 730,000             843,150
Russian Federation, 5.0% to 3/31/2007, 7.5% to 3/31/2030                        1,450,000           1,522,210
United Mexican States:
Series A, 6.75%, 9/27/2034                                                      2,290,000           2,335,800
8.125%, 12/30/2019                                                                190,000             228,665
11.375%, 9/15/2016                                                                730,000           1,087,700
                                                                                                 ------------
                                                                                                   16,793,343

Telecommunication Services 0.7%
Alestra SA de RL de CV, 8.0%, 6/30/2010                                           100,000              87,000
Axtel SA:
11.0%, 12/15/2013                                                                 535,000             574,456
144A, 11.0%, 12/15/2013                                                            35,000              37,581
Embratel, Series B, 11.0%, 12/15/2008                                             410,000             465,350
Esprit Telecom Group PLC, 11.5%, 12/15/2007 *                                   2,370,000                 237
Global Crossing UK Finance, 144A, 10.75%, 12/15/2014                              450,000             444,375
Inmarsat Finance PLC, 7.625%, 6/30/2012                                           455,000             464,100
Innova S. de R.L., 9.375%, 9/19/2013                                              140,000             158,900
INTELSAT, 6.5%, 11/1/2013                                                         160,000             134,000
Intelsat Bermuda Ltd.:
144A, 7.79%**, 1/15/2012                                                          190,000             195,700
144A, 8.25%, 1/15/2013                                                            555,000             574,425
Millicom International Cellular SA, 144A, 10.75%, 12/1/2013                       920,000             959,100
Mobifon Holdings BV, 12.5% , 7/31/2010                                            525,000             626,062
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                            315,000             326,813
Nortel Networks Corp., 6.875%, 9/1/2023                                           655,000             618,975
Nortel Networks Ltd., 6.125%, 2/15/2006                                         1,665,000           1,687,894
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                            225,000             226,688
Telecom Italia Capital, 144A, 4.95%, 9/30/2014 (c)                              1,680,000           1,661,611
Telefonos de Mexico SA de CV, 144A, 4.75%, 1/27/2010                            2,695,000           2,701,977
                                                                                                 ------------
                                                                                                   11,945,244

Utilities 0.0%
Calpine Canada Energy Finance, 8.5%, 5/1/2008 (c)                                 945,000             694,575
                                                                                                 ------------

Total Foreign Bonds - US$ Denominated (Cost $87,998,621)                                           87,478,055
                                                                                                 ------------
Foreign Bonds - Non US$ Denominated 0.6%
Consumer Discretionary 0.0%
Victoria Acquisition III BV, 144A, 7.875%, 10/1/2014                      EUR     175,000             228,656
                                                                                                 ------------
Industrials 0.1%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014                              EUR     440,000             605,015
                                                                                                 ------------
Materials 0.0%
Rhodia SA, 9.25%, 6/1/2011                                                EUR     335,000             455,724
                                                                                                 ------------
Sovereign Bonds 0.5%
Mexican Fixed Rate Bonds:,
Series MI-10, 8.0%, 12/19/2013                                            MXN  92,018,000           7,496,606
Series M-20, 8.0%, 12/7/2023                                              MXN  10,410,000             776,843
Republic of Argentina, Step-up Coupon, 8.25% to 7/6/2006,
9.0% to 7/6/2010 *                                                        EUR     590,000             221,465
Series FEB, 8.0%, 2/26/2008 *                                             EUR     300,000             115,347
Republic of Romania, 5.75%, 7/2/2010                                      EUR     290,000             415,504
                                                                                                 ------------
                                                                                                    9,025,765


Total Foreign Bonds - Non US$ Denominated (Cost $9,883,424)                                        10,315,160
                                                                                                 ------------
US Government Backed 3.6%
US Treasury Bill, 2.356%***, 4/21/2005 (f)                                        375,000             373,022
US Treasury Bond:
5.375%, 2/15/2031                                                                  20,000              22,373
6.0%, 2/15/2026 (c)                                                            18,610,000          21,924,906
7.25%, 5/15/2016                                                                5,341,000           6,747,392
7.5%, 11/15/2016                                                                1,420,000           1,833,187
US Treasury Note:
3.0%, 2/15/2009 (c)                                                            33,976,000          33,239,400
3.25%, 1/15/2009                                                                   33,000              32,620
3.375%, 12/15/2008                                                                130,000             129,137
4.25%, 11/15/2013                                                               1,290,000           1,304,211

                                                                                                 ------------
Total US Government Backed (Cost $63,730,492)                                                      65,606,248

US Government Agency Sponsored Pass-Throughs 1.8%
Federal Home Loan Bank, 6.0%, 11/1/2021                                         2,641,648           2,745,269
Federal Home Loan Mortgage Corp., 5.0%, 7/1/2018                                3,086,926           3,138,325
Federal National Mortgage Association:
5.0% with various maturities from 6/1/2018 until 9/1/2034                      11,992,183          12,032,970
5.5% with various maturities from 1/1/2034 until 5/1/2034                       7,028,248           7,163,962
6.5% with various maturities from 4/1/2017 until 11/1/2024                      3,557,204           3,746,711
7.13%, 1/1/2012                                                                 2,756,967           2,894,358
8.0%, 9/1/2015                                                                  1,154,913           1,225,935

                                                                                                 ------------
Total US Government Agency Sponsored
Pass-Throughs (Cost $32,623,689)                                                                   32,947,530

US Government Sponsored Agencies 0.2%
Federal National Mortgage Association, 5.78%, 10/1/2008
(Cost $2,932,343)                                                               2,726,077           2,852,798
                                                                                                 ------------

Commercial and Non-Agency Mortgage-Backed Securities 3.9%
Bank of America Mortgage Securities, "2A6",
Series 2004-G, 4.657%**, 8/25/2034                                              6,600,000           6,708,258
Bank of America-First Union Commercial Mortgage, Inc.,
"A1", Series 2001-3, 4.89%, 4/11/2037                                           3,137,225           3,199,007
Chase Commercial Mortgage Securities Corp.,
"A1", Series 2000-1, 7.656%, 4/15/2032                                          2,179,980           2,243,329
Citigroup Mortgage Loan Trust, Inc.:
"1A2", Series 2004-NCM1, 6.5%, 6/25/2034                                        3,811,738           3,978,502
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034                                        786,166             818,596
Countrywide Alternative Loan Trust:
"1A1", Series 2004-J1, 6.0%, 2/25/2034                                          1,514,250           1,532,292
"1A1", Series 2004-J8, 7.0%, 9/25/2034                                          3,984,164           4,083,825
Countrywide Home Loans, "A5", Series 2002-27, 5.5%, 12/25/2032                  1,815,929           1,815,898
DLJ Mortgage Acceptance Corp.:
"A1B", Series 1997-CF2, 144A, 6.82%, 10/15/2030                                 2,293,262           2,428,288
"A1B", Series 1997-CF1,144A, 7.6%, 5/15/2030                                    2,279,025           2,402,689
GMAC Commercial Mortgage Securities, Inc.,
"A3", Series 1997-C1, 6.869%, 7/15/2029                                         2,584,205           2,722,569
Greenwich Capital Commercial Funding Corp.:
"AJ", Series 2005-GG3, 4.859%, 8/10/2042                                        1,675,000           1,683,351
"B", Series 2005-GG3, 4.894%, 8/10/2042                                         2,775,000           2,788,856
Master Adjustable Rate Mortgages Trust,
"9A2", Series 2004-5, 4.88%**, 6/25/2032                                        4,622,000           4,625,593
Master Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020                                           5,465,000           5,615,288
"2A1", Series 2004-3, 6.25%, 4/25/2034                                          5,716,697           5,916,781
"3A1", Series 2004-5, 6.5%, 6/25/2034                                           1,095,474           1,137,924
"8A1", Series 2004-3, 7.0%, 4/25/2034                                           2,040,017           2,129,267
NYC Mortgage Loan Trust, "A3",
Series 1996, 144A, 6.75%, 9/25/2019                                             4,100,000           4,581,750
Residential Funding Mortgage Securities I, "A5",
Series 2002-S6, 6.0%, 4/25/2017                                                 1,550,394           1,546,655
Structured Asset Securities Corp., "2A1",
Series 2003-1, 6.0%, 2/25/2018                                                  1,625,503           1,661,271
Wachovia Bank Commercial Mortgage Trust, "A5",
Series 2004-C11, 5.215%, 1/15/2041                                              3,655,000           3,791,075
Washington Mutual, "A6", Series 2003-AR10, 4.077%, 10/25/2033                   3,835,000           3,830,554

                                                                                                 ------------
Total Commercial and Non-Agency Mortgage-Backed
Securities (Cost $71,337,892)                                                                      71,241,618

Collateralized Mortgage Obligations 5.9%
Fannie Mae Grantor Trust,
"1A3", Series 2004-T2, 7.0%, 11/25/2043                                         1,580,301           1,673,143
Fannie Mae Whole Loan:
"A2", Series 2002-W10, 4.7%, 8/25/2042                                             43,879              43,827
"2A", Series 2003-W8, 7.0%, 10/25/2042                                          4,424,825           4,649,726
Federal Home Loan Mortgage Corp.:
"PB", Series 2727, 4.25%, 4/15/2023                                             7,087,500           7,116,558
"A2B", Series T-56, 4.29%, 7/25/2036                                            4,990,991           4,998,128
"LC", Series 2682, 4.5%, 7/15/2032                                              5,470,000           5,355,487
"TG", Series 2690, 4.5%, 4/15/2032                                              3,750,000           3,666,655
"HG", Series 2543, 4.75%, 9/15/2028                                             3,740,617           3,765,159
"EG", Series 2836, 5.0%, 12/15/2032                                               660,000             657,590
"PD", Series 2783, 5.0%, 1/15/2033                                              3,183,000           3,174,693
"PD", Series 2844, 5.0%, 12/15/2032                                               660,000             656,905
"PE", Series 2777, 5.0%, 4/15/2033                                                665,000             663,503
"PQ", Series 2844, 5.0%, 5/15/2023                                              6,350,000           6,524,909
"QC", Series 2836, 5.0%, 9/15/2022                                              6,350,000           6,504,050
"QK", Series 2513, 5.0%, 8/15/2028                                                325,078             325,188
"TE", Series 2780, 5.0%, 1/15/2033                                              4,795,000           4,792,115
"PE", Series 2512, 5.5%, 2/15/2022                                                585,000             604,929
"PE", Series 2533, 5.5%, 12/15/2021                                               750,000             768,790
"BD", Series 2453, 6.0%, 5/15/2017                                                440,000             456,868
"PX", Series 2097, 6.0%, 10/15/2027                                             1,903,902           1,920,285
"Z", Series 2173, 6.5%, 7/15/2029                                               1,953,430           2,045,369
"3A", Series T-58, 7.0%, 9/25/2043                                              2,622,050           2,774,456
Federal National Mortgage Association:
"OH", Series 2003-122, 4.0%, 8/25/2013                                          6,537,400           6,547,472
"NE", Series 2004-52, 4.5%, 7/25/2033                                           3,190,000           3,111,410
"WB", Series 2003-106, 4.5%, 10/25/2015                                         6,085,000           6,148,672
"KY", Series 2002-55, 4.75%, 4/25/2028                                            240,803             240,340
"LA", Series 2002-50, 5.0%, 12/25/2029                                          2,346,390           2,357,522
"PD", Series 2002-31, 6.0%, 11/25/2021                                         15,200,000          15,662,230
"Z", Series 2001-14, 6.0%, 5/25/2031                                            1,437,470           1,494,806
"ZQ", Series G92-9, 7.0%, 12/25/2021                                            1,803,163           1,850,634
Government National Mortgage Association:
"GD", Series 2004-26, 5.0%, 11/16/2032                                          3,180,000           3,199,760
"PD", Series 2004-30, 5.0%, 2/20/2033                                           3,180,000           3,202,151

                                                                                                 ------------
Total Collateralized Mortgage Obligations (Cost $105,897,073)                                     106,953,330

Municipal Investments 1.4%
Bergen County, NJ, Improvement Authority
Governmental Loan Revenue:
4.75%, 3/15/2015                                                                2,105,000           2,094,033
4.8%, 3/15/2016                                                                 2,315,000           2,292,267
Charlotte-Mecklenberg, NC, Hospital Authority,
Health Care System Revenue, ETM, 5.0%, 8/1/2015                                 3,880,000           3,967,533
Hoboken, NJ, General Obligation:
Series B, 3.57%, 2/1/2008  (e)                                                  1,725,000           1,709,268
Series B, 3.97%, 2/1/2009  (e)                                                  2,860,000           2,847,759
Indian Wells, CA, Redevelopment Agency, Series T,
4.48%, 9/1/2013  (e)                                                            2,325,000           2,306,772
Jicarilla, NM, Apache Nation Revenue, 144A, 5.2%, 12/1/2013                     2,990,000           3,071,627
New York, State Environmental Facilities Corp.,
Series B, 4.7%, 3/15/2011                                                       5,350,000           5,433,085
North Jersey, NJ, District Water Supply Community,
Wanaque South, Series B, 5.19%, 7/1/2019  (e)                                   1,000,000           1,018,790

                                                                                                 ------------
Total Municipal Investments (Cost $24,494,380)                                                     24,741,134

Government National Mortgage Association 0.3%
Government National Mortgage Association, 6.0%, 7/20/2034
(Cost $5,045,261)                                                               4,901,702           5,088,343
                                                                                                 ------------

Other Investments 0.0%
Hercules Trust II, (Bond Unit)
(Cost $644,407)                                                                   876,000             724,890
                                                                                                 ------------
                                                                                   Shares            Value ($)

Exchange Traded Funds 0.1%
Semiconductor HOLDRs Trust
(Cost $2,393,361)                                                                  68,700           2,144,127
                                                                                                 ------------
Securities Lending Collateral 4.2%
Daily Assets Fund Institutional, 2.32% (b)(d)
(Cost $75,028,896)                                                             75,028,896          75,028,896
                                                                                                 ------------
Cash Equivalents 4.1%
Scudder Cash Management QP Trust, 2.27% (a)
(Cost $73,886,121)                                                             73,886,121          73,886,121
                                                                                                 ------------

                                                                                     % of
                                                                                   Net Assets        Value ($)
                                                                                   ----------        ---------

Total Investment Portfolio  (Cost $1,700,228,195)                                   104.4       1,886,353,602
Other Assets and Liabilities, Net                                                    -4.4         -79,036,200
                                                                                               --------------
Net Assets                                                                          100.0       1,807,317,402
                                                                                               ==============


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default.

                                                  Maturity      Principal                     Acquisition
Security                          Coupon            Date          Amount                        Cost ($)           Value ($)
----------------------------------------------------------------------------------------------------------------------------
Esprit Telecom Group PLC               11.50 %   12/15/2007       2,370,000    USD              2,432,213             237
----------------------------------------------------------------------------------------------------------------------------
Intermet Corp.:
----------------------------------------------------------------------------------------------------------------------------
                                         1.0 %   3/31/2009        1,000,000    USD                912,912         734,400
----------------------------------------------------------------------------------------------------------------------------
                                        9.75 %   6/15/2009          158,000    USD                 64,780          88,480
----------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.                 12.0 %   10/15/2010          85,249    USD                 40,706          52,854
----------------------------------------------------------------------------------------------------------------------------
Republic of Argentina:
----------------------------------------------------------------------------------------------------------------------------
                                         8.0 %     2/26/2008          300,000  EUR                  117,813         115,347
----------------------------------------------------------------------------------------------------------------------------
                                        8.25 %      7/6/2010          590,000  EUR                  229,776         221,465
----------------------------------------------------------------------------------------------------------------------------
                                       8.375 %    12/20/2049        1,680,000  USD                  535,081         495,600
----------------------------------------------------------------------------------------------------------------------------
                                      11.375 %     1/30/2017          165,000  USD                   54,433          52,388
----------------------------------------------------------------------------------------------------------------------------
                                       11.75 %      4/7/2009        1,530,000  USD                  506,550         462,825
----------------------------------------------------------------------------------------------------------------------------
                                       11.75 %     6/15/2015        1,390,000  USD                  461,881         435,765
----------------------------------------------------------------------------------------------------------------------------
Trump Holdings & Funding              12.625 %     3/15/2010          350,000  USD                  380,625         388,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                 $5,736,770      $3,047,861
----------------------------------------------------------------------------------------------------------------------------

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2005.

*** Annualized yield at time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2005 amounted to $73,571,038, which is 4.1% of total net assets.

(d) Represents collateral held in connection with securities lending.

(e) Bond is insured by one of these companies:
                                                             As s % of Total
                                                         Investment Portfolio
----------------------------------------------------------------------------
AMBAC            AMBAC Assurance Corp.                                  0.1
----------------------------------------------------------------------------
MBIA             Municipal Bond Investors Assurance                     0.3
----------------------------------------------------------------------------

(f) At January 31, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(g) Principal amount stated in US dollars unless otherwise noted.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR:  American Depositary Receipts

HOLDRs: Holding Company Depositary Receipts

PIK: Denotes that all or a portion of the income is paid in kind.

REIT: Real Estate Investment Trust

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Included in the portfolio are investments in mortgage or asset-backed securities which are interest in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

At January 31, 2005, open futures contracts purchased were as follows:

                                                                                                              Unrealized
                                Expiration                            Aggregate                              Appreciation
Futures                            Date         Contracts            Face Value ($)            Value ($)          ($)
----------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index              3/17/2005            3              928,814                       938,025           9,211
----------------------------------------------------------------------------------------------------------------------------

As of January 31, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                                              Unrealized
                                                                                             Appreciation
            Contracts to Deliver                     In Exchange For               Date          (US $)
------------------------------------------------------------------------------------------------------------
USD                                3,506,806 AUD                    4,590,000   4/28/2005            27,620
------------------------------------------------------------------------------------------------------------
EUR                                2,685,722 CHF                    4,140,000   4/28/2005             4,052
------------------------------------------------------------------------------------------------------------
EUR                                   46,021 USD                       61,108    3/9/2005             1,096
------------------------------------------------------------------------------------------------------------
EUR                                   18,944 USD                       25,495    3/9/2005               792
------------------------------------------------------------------------------------------------------------
EUR                                5,237,000 USD                    6,845,073   4/28/2005             9,881
------------------------------------------------------------------------------------------------------------
EUR                                   62,325 USD                       82,989   5/27/2005             1,584
------------------------------------------------------------------------------------------------------------
EUR                                  149,143 USD                      195,637   5/27/2005               836
------------------------------------------------------------------------------------------------------------
USD                                1,541,383 MXN                   17,450,000    3/9/2005             7,184
------------------------------------------------------------------------------------------------------------
USD                                  449,612 MXN                    5,104,000    3/9/2005             3,332
------------------------------------------------------------------------------------------------------------
NZD                                5,065,000 USD                    3,569,837   4/28/2005             6,293
------------------------------------------------------------------------------------------------------------
USD                                1,741,227 SKK                   51,700,000   4/28/2005            24,745
------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                        87,415
------------------------------------------------------------------------------------------------------------

                                                                                                Unrealized
                                                                                               Depreciation
            Contracts to Deliver                     In Exchange For               Date          (US $)
------------------------------------------------------------------------------------------------------------
USD                                  180,000 BRL                       64,309   4/28/2005          (155,586)
------------------------------------------------------------------------------------------------------------
BRL                                   64,309 USD                       22,886   4/28/2005            (1,529)
------------------------------------------------------------------------------------------------------------
USD                                  233,785 EUR                      177,404    3/9/2005            (2,449)
------------------------------------------------------------------------------------------------------------
EUR                                  224,030 USD                      285,687    3/9/2005            (6,449)
------------------------------------------------------------------------------------------------------------
EUR                                   76,301 USD                       99,002    3/9/2005              (495)
------------------------------------------------------------------------------------------------------------
EUR                                  656,678 USD                      848,326    3/9/2005            (7,984)
------------------------------------------------------------------------------------------------------------
EUR                                   69,440 USD                       89,321    3/9/2005            (1,229)
------------------------------------------------------------------------------------------------------------
EUR                                  349,583 USD                      450,758    3/9/2005            (5,100)
------------------------------------------------------------------------------------------------------------
EUR                                  509,180 USD                      659,424    3/9/2005            (4,549)
------------------------------------------------------------------------------------------------------------
EUR                                  154,995 USD                      202,053    3/9/2005               (61)
------------------------------------------------------------------------------------------------------------
EUR                                  104,346 USD                      138,446    3/9/2005            (2,379)
------------------------------------------------------------------------------------------------------------
USD                                  109,246 EUR                       83,250    3/9/2005              (687)
------------------------------------------------------------------------------------------------------------
EUR                                  584,500 USD                      760,850   4/28/2005            (2,024)
------------------------------------------------------------------------------------------------------------
EUR                                2,685,722 CHF                    4,140,000   4/28/2005           (10,629)
------------------------------------------------------------------------------------------------------------
USD                                  194,958 EUR                      149,143   5/27/2005              (157)
------------------------------------------------------------------------------------------------------------
MXN                               76,054,850 USD                    6,537,292    3/9/2005          (212,050)
------------------------------------------------------------------------------------------------------------
MXN                               24,000,000 USD                    2,112,155    3/9/2005           (17,679)
------------------------------------------------------------------------------------------------------------
MXN                                8,304,000 USD                      725,494   4/28/2005            (5,080)
------------------------------------------------------------------------------------------------------------
MXN                                5,790,921 USD                      504,611   5/27/2005            (2,465)
------------------------------------------------------------------------------------------------------------
USD                                5,248,400 SEK                   36,500,000   4/28/2005           (18,402)
------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                      (456,983)
------------------------------------------------------------------------------------------------------------


Currency Abbreviations
------------------------------------------------------------------------------------------------------------
AUD                           Australian Dollar              NZD              New Zealand Dollar
------------------------------------------------------------------------------------------------------------
BRL                           Brazilian Real                 SEK              Swedish Krona
------------------------------------------------------------------------------------------------------------
CHF                           Swiss Franc                    SKK              Slovakian Koruna
------------------------------------------------------------------------------------------------------------
EUR                           Euro                           USD              United States Dollar
------------------------------------------------------------------------------------------------------------
MXN                           Mexican Peso
------------------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Total Return Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Total Return Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005